Other non-current assets - Advances payments - non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non Current Assets
Non-current advances to suppliers	€ 1,047	€ 1,047	€ 895
Contract CRO with Pharmaceutical Research Associates B.V.
Other Non Current Assets
Non-current advances to suppliers		€ 1,000